Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0001611747
Registrant Name	SCINAI IMMUNOTHERAPEUTICS LTD.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A